Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Leasing
11.	LEASES

A lease contract is a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use assets within plant, property and equipment. Current operating lease liabilities are included in other payables and accrued liabilities, while noncurrent operating lease liabilities are included in other long-term liabilities in the Company’s consolidated balance sheet. Finance leases are included in property and equipment and long-term debt.

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.  Right-of-use assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The right-of-use asset is a nonmonetary asset while the lease liability is a monetary liability.  When accounting for a lease that is denominated in a foreign currency, the lease liability is remeasured using the current exchange rate, while the right-of-use asset is remeasured using the exchange rate as of the commencement date.

The Company leases land, buildings, cars and certain equipment (including IT equipment) which have remaining lease terms between less than one year and 49 years.  Certain lease contracts contain options to extend the leases by up to 30 years, which the Company has included in the lease term when it is reasonably certain for the Company to exercise that option. In addition, the Company made an accounting policy election for all the asset classes to not account for short-term leases.  A short-term lease is defined as a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise.  The short-term lease election can only be made at the commencement date.

Variable lease payments that depend on an index or a rate are included in the lease payments and are measured using the prevailing index or rate at the measurement date (January 1, 2019 for initial measurement of the leases existing at that date and commencement date for subsequent lease contracts).  Changes to index and rate-based variable lease payments are recognized in profit or loss in the period of the change.

In addition, lease contracts with a sum of lease payments not exceeding $5,000 have been excluded from the capitalization in the consolidated balance sheet.

Certain assumptions and judgements may be made in applying the requirements of lease accounting, such as the exercise of extension options and determination of discount rates.

Discount rates

The rate implicit in the lease should be used whenever that rate is readily determinable.  In most cases, this rate is not readily determinable and the Company used its incremental borrowing rate, which was derived from information available at the lease commencement date, in determining the present value of lease payments.  The Company gives consideration to its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating its incremental borrowing rates.  Due to immateriality of any intra-quarter discount rate changes, the Company determines the discount rate based on the mid-quarter date.

Most leases entered into by the Company are operating leases.  As at December 31, 2020 and December 31, 2019, finance lease right-of-use assets were less than $1 million.  The below information is presented for operating leases only.

Operating leases consisted of the following:

	December 31, 2020	December 31, 2019
Assets
Right-of-use assets	191	206
Total right-of-use assets	191	206
Lease liabilities
Current	54	55
Non-current	142	152
Total lease liabilities	196	207

Maturities of operating lease liabilities are as follows:

December 31, 2020
2021	58
2022	44
2023	32
2024	21
2025	13
Thereafter	76
Total future undiscounted cash outflows	244
Effect of discounting	(48)
Total operating lease liabilities	196

Operating lease term and discount rate are as follows:

	December 31, 2020	December 31, 2019
Weighted average remaining lease term (in years)	9.01	9.26
Weighted average discount rate	2.71%	2.79%

Operating lease cost and cash paid are as follows:

	2020	2019
Operating lease cost	65	65
Operating lease cash paid	65	65

Right-of-use assets obtained in exchange for new operating lease liabilities are as follows:

	2020	2019
Operating leases	40	38